Note 20 - Income Taxes - The Principal Components of Deferred Income Taxes Were As Follows (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accrued expenses and other liabilities	$ 612,161	$ 467,758
Gross current deferred tax assets	5,775,871	5,295,200
Less: valuation allowance	(4,806,407)	(4,369,119)
Total current deferred tax assets	969,464	926,081
Gross non-current deferred tax assets	11,105,608	10,825,142
Less: valuation allowance	(11,085,358)	(10,753,602)
Total non-current deferred tax assets	20,250	71,540
Account receivable and other assets	(15,132)	(580,197)
Total current deferred tax liabilities	(15,132)	(580,197)
Intangible assets	(384,883)	(546,320)
Total non-current deferred tax liabilities	(384,883)	(546,320)
Current [Member]
Deferred revenue	445,314	594,196
Net operating loss carrying forwards	4,718,396	4,233,246
Net operating loss carrying forwards	4,718,396	4,233,246
Non-Current [Member]
Deferred revenue	121,133	268,393
Net operating loss carrying forwards	10,984,475	10,556,749
Net operating loss carrying forwards	$ 10,984,475	$ 10,556,749